Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,978,696	$ 278,694	¥ 1,703,626	¥ 1,356,342
Prepayments and other receivables, net	567,622	79,948	539,077
Short-term investments	410,547	57,824	782,230
Total current assets	4,526,719	637,575	3,890,178
Non-current assets:
Long-term investments	467,095	65,789	219,583
Other non-current assets	80,411	11,326	95,744
Total Non-current assets	966,360	136,110	1,158,577
TOTAL ASSETS	5,493,079	773,685	5,048,755
Current liabilities:
Total current liabilities	1,691,465	238,239	1,022,248
TOTAL LIABILITIES	1,781,618	250,936	1,167,083
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,268,487	1,868,827	13,131,263
Treasury shares (US$0.001 par value, 5,699,315 and 12,240,463 shares as of December 31, 2022 and 2023, respectively)	(377,988)	(53,238)	(217,920)
Accumulated deficit	(9,163,134)	(1,290,600)	(9,006,884)
Accumulated other comprehensive loss	(16,825)	(2,370)	(25,708)
TOTAL SHAREHOLDERS' EQUITY	3,711,461	522,749	3,881,672	¥ 6,420,459	¥ (5,211,679)
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	5,493,079	773,685	5,048,755
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	86	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	43	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	7	1	7
Parent Company
Current assets:
Cash and cash equivalents	22,199	3,127	34,548
Prepayments and other receivables, net	53,665	7,559	32,403
Short-term investments	71,570	10,080
Total current assets	147,434	20,766	66,951
Non-current assets:
Long-term investments	5,628	793	19,806
Investments in and amounts due from subsidiaries	3,559,862	501,396	3,783,114
Other non-current assets			14,909
Total Non-current assets	3,565,490	502,189	3,817,829
TOTAL ASSETS	3,712,924	522,955	3,884,780
Current liabilities:
Accrued expenses and other current liabilities	1,463	206	3,108
Total current liabilities	1,463	206	3,108
TOTAL LIABILITIES	1,463	206	3,108
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,268,487	1,868,827	13,131,263
Treasury shares (US$0.001 par value, 5,699,315 and 12,240,463 shares as of December 31, 2022 and 2023, respectively)	(377,988)	(53,238)	(217,920)
Accumulated deficit	(9,163,134)	(1,290,600)	(9,006,884)
Accumulated other comprehensive loss	(16,825)	(2,370)	(25,708)
TOTAL SHAREHOLDERS' EQUITY	3,711,461	522,749	3,881,672
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	3,712,924	522,955	3,884,780
Parent Company | Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	86	609
Parent Company | Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	43	305
Parent Company | Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7